NON-CURRENT ASSETS HELD FOR SALE (Details Textual) $ in Thousands			12 Months Ended
	Oct. 17, 2024 USD ($)	Jul. 16, 2024 USD ($)	Dec. 31, 2024 USD ($) ha	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Sale Of Stock Consideration Paid On Transaction	$ 4,613	$ 1,168,161
Sale of Stock Consideration Paid on Transaction Net Tax	971,097
Gain on Sale of Stock Consideration Paid on Transaction Net Tax	$ 209,497
Reclassification of Loss on Reserve of Exchange Differences					$ 19,670	$ (80,489)
Share Purchase Agreement [Member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Net deferred tax assets				$ 78,061
Deferred tax relating to items credited (charged) directly to equity			$ 57,110	57,110
Deferred tax (expense) income recognised in profit or loss			$ 135,171	$ 135,171
Project Sucuri [Member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Area of land used for agriculture | ha			85,000
Florestal Vale do Corisco S.A. [Member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Proportion of ownership interest in associate			49.00%